UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma  73106

(Address of principal executive offices)  (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  405.523.5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report to Shareholders

       Semi-Annual
    Report
    June 30, 2010

June 30, 2010

Dear Participant:

The first six months of 2010 was a tough period.  The S&P 500 was down about 6.7%.  Even worse, the MSCI EAFE Index (large cap international stocks) was off nearly 13%.  By comparison, high quality bonds were up more than 5%.  Cash continued to be a most unproductive asset class – earning less than .1%.  From a headline perspective, investors were agitated by credit worries in Europe, slow gains in employment and long-term angst about the Federal deficit.

Despite the uncertainty in the economy and stock market, the Dual Strategy Fund continues its long term commitment to high quality, large capitalization stocks, with half of the portfolio following a value strategy and half, a growth approach.  WEDGE Capital Management of Charlotte, North Carolina, and Beck, Mack & Oliver (New York) are the two, equally-weighted value managers.  Renaissance Investment Management (Cincinnati, Ohio) and Quest Investment Management of Portland, Oregon split the growth side.  This two-pronged structure provides for prudent, persistent diversification among non-speculative, large US stocks.

The following comments, from the firms’ recent strategy materials, give a sense of the outlook of the two value advisors, WEDGE and Beck, Mack & Oliver:

During… (the recent time frame) …small cap stocks investment grade bonds and emerging market equities, among others, all materially outperformed that broad-based large cap index (the S&P 500).  In fact, “any strategy that underweighted large capitalization U.S. stocks, whether sophisticated or now, would have done well in the past decade”…  “It is not clear, however, that large capitalization underperformance can be counted upon in the future.”  (WEDGE)

And

With an eye on managing downside risk, we are now more inclined to own mid to large capitalization companies with strong balance sheets.  We believe that over the next market cycle – which will likely include the raising of interests rates by the Federal Reserve – our higher-quality portfolio will be well positioned to benefit…  it is their relatively strong balance sheets (of healthcare companies) in combination with favorable demographic trends that cause us to be optimistic about their future return potential…As people become more comfortable with the stability of the global economic recovery and begin focusing on the long term earnings power (of energy companies), we believe their relative performance will be strong.  (Beck, Mack & Oliver)

Likewise, the following are indications of how the growth advisors, Renaissance and Quest, see the future:

 …fundamental positives do exist.  Corporate profits have rebounded in an impressive fashion, rising 44% year/year through March and to a level only 3% below their all-time high in 2007.  The reluctance of corporations to hire and a focus on cost controls admittedly accounts for much of the earnings improvement, but still, increasing profits are a healthy sign of continued recovery.  The valuation of stocks relative to earnings is far more attractive today than was the case a few years ago.  (Renaissance)
And

Leading indicators and low 10 year treasury yields indicate a slower growing economy in the 2nd half of 2010.  Because the stock market is a future indicator, it has sold off accordingly.  As more information and clarity on these issues unfold, the market will adjust and likely move higher, in our opinion.  The market continues to reward investors for their patience and courage.  Currently, markets are continuing to reward the most innovative and competitive companies.  We believe this will continue. (Quest)

Consistently, the Dual Strategy Fund works to harness the best ideas from the two basic and historic investment themes: growth and value. There are no guarantees in stock investing, but we continue to believe these two linked and equally-weighted strategies are a sound structure for long term stock market investing.

             Sincerely,

                                                         David R. Carpenter, President
             American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

Assets
Investments, at fair value (cost $140,446,956)	$136,209,493
Accrued interest and dividends	164,714
Accounts receivable for shares purchased	144,309
Total assets	136,518,516
Liabilities
Accounts payable for securities purchased	—
Total liabilities	—
Net assets	$136,518,516
Composition of net assets:
Net capital paid in on shares of capital stock	$162,744,788
Undistributed net investment income	2,617,591
Accumulated net realized losses	(24,606,400)
Unrealized depreciation on investments	(4,237,463)
Net assets (equivalent to $8.164 per share based on
16,722,839 shares of capital stock outstanding)	$136,518,516

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Period ended June 30, 2010
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $16,441)	$1,108,896
Interest	18,191
1,127,087
Expenses:
Investment advisory fees	368,688
Net investment income	758,399
Realized gains on investments:
Proceeds from sales	100,771,456
Cost of securities sold	88,437,958
Net realized gains on investments	12,333,498
Unrealized depreciation on investments, end of period	(4,237,463)
Unrealized appreciation on investments, beginning of year	17,326,602
Change in unrealized depreciation on investments	(21,564,065)
Net decrease in net assets resulting from operations	$(8,472,168)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Period ended June 30, 2010 and Year ended December 31, 2009
(Unaudited)

	2010	2009
Increase (decrease) in net assets from operations:
Net investment income	$758,399	1,828,381
Net realized gains (losses) on investments	12,333,498	(12,806,381)
Change in unrealized appreciation (depreciation) on investments	(21,564,065)	40,574,864
Net increase (decrease) in net assets resulting
from operations	(8,472,168)	29,596,864
Distributions to shareholders:
Investment income	—	(2,200,000)
Capital Gains	—	—
Total distributions to shareholders	—	(2,200,000)
Changes from capital stock transactions	(2,277,565)	652,928
Increase (decrease) in net assets	(10,749,733)	28,049,792
Net assets, beginning of year	147,268,249	119,218,457
Net assets, end of period	$136,518,516	147,268,249
Undistributed net investment income	$2,617,591	1,859,192

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
(Unaudited)

	Period ended	Year Ended December 31
	June 30
	2010	2009	2008	2007	2006
Per share data (1):
Net investment income (loss)	$(0.51)	1.76	(4.74)	1.11	1.02
Distributions – investment income	-	(0.13)	(0.16)	(0.15)	(0.13)
Distributions – capital gains	-	-	(0.27)	-	-
Net increase (decrease) in net asset unit value	(0.51)	1.63	(5.17)	0.96	0.89
Net asset unit value, beginning of period	8.67	7.04	12.21	11.25	10.36
Net asset unit value, end of period	$8.16	8.67	7.04	12.21	11.25
Net assets outstanding, end of period	$136,518,516	146,268,249	119,218,457	202,281,876	195,582,804
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.04%	1.46%	1.39%	1.28%	1.24%
Portfolio turnover rate	71.65%	135.04%	84.35%	67.69%	95.38%
Total return (2)	14.46%	25.01%	(38.60%)	9.90%	9.89%

(1) Per share calculations were performed using the average shares outstanding method.

(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
June 30, 2010

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Aeropostale, Inc. *	32,891	$941,998	0.69%
Limited Brands, Inc.	10,300	227,321	0.17%
Nordstrom, Inc.	18,675	601,148	0.44%
Ross Stores, Inc.	22,443	1,195,987	0.88%
The Gap, Inc.	11,200	217,952	0.16%
		3,184,406	2.34%
Auto Dealers, Gas Stations:
Advance Auto Parts, Inc.	4,900	245,882	0.18%
AutoNation, Inc. *	13,900	271,050	0.20%
Autozone, Inc. *	3,298	637,239	0.47%
Carmax, Inc. *	13,600	270,640	0.20%
		1,424,811	1.05%
Building Construction-General Contractors, Operation Build:
Walter Energy, Inc.	7,311	444,874	0.33%
		444,874	0.33%
Business Services:
Adobe Systems Incorporated *	14,700	388,521	0.28%
Computer Sciences Corporation	9,300	420,825	0.31%
Google Inc. *	1,540	685,223	0.50%
Microsoft Corporation	75,609	1,739,763	1.27%
Omnicom Group Inc.	21,228	728,120	0.53%
Oracle Corporation	57,986	1,244,380	0.91%
Salesforce.com, Inc. *	1,929	165,547	0.12%
Visa Inc.	14,680	1,038,610	0.76%
VMware Inc. *	3,880	242,849	0.18%
		6,653,838	4.86%
Chemicals and Allied Products:
Abbott Laboratories	48,076	2,248,995	1.65%
Air Products & Chemicals, Inc.	1,900	123,139	0.09%
Amgen Inc. *	17,402	915,345	0.67%
AstraZeneca PLC **	8,500	400,605	0.29%
Avon Products, Inc.	24,320	644,480	0.47%
Biogen Idec Inc. *	7,300	346,385	0.25%
Bristol-Myers Squibb Company	33,610	838,233	0.61%
Celanese Corporation	4,285	106,739	0.08%
Colgate Palmolive Company	16,779	1,321,514	0.97%
E.I. du Pont de Nemours and Company	8,530	295,053	0.22%
Eastman Chemical Company	2,200	117,392	0.09%
Ecolab Inc.	5,940	266,765	0.20%
Genzyme Corporation *	23,600	1,198,172	0.88%
Gilead Sciences, Inc. *	22,837	782,852	0.57%
GlaxoSmithKline plc **	10,591	360,200	0.26%
Hospira, Inc. *	6,935	398,416	0.29%
IDEXX Laboratories, Inc. *	2,855	173,870	0.13%
Johnson & Johnson	41,877	2,473,256	1.81%
Merck & Co., Inc.	62,770	2,195,067	1.61%
Nalco Holding Company	40,000	818,400	0.60%
Novo Nordisk A/S **	2,825	228,882	0.17%
Pfizer Inc.	22,700	323,702	0.24%
PPG Industries, Inc.	2,100	126,861	0.09%
Praxair, Inc.	3,440	261,406	0.19%
Sanofi-Aventis **	11,300	339,678	0.25%
The Dow Chemical Company	14,125	335,045	0.25%
		17,640,452	12.93%

Communications:
American Tower Corporation *	8,695	$386,927	0.28%
DIRECTV, Inc. *	5,730	194,362	0.14%
Level 3 Communications, Inc.*	520,000	566,800	0.42%
NII Holdings, Inc. *	4,600	149,592	0.11%
		1,297,681	0.95%
Depository Institutions:
Credit Suisse Group **	11,400	426,702	0.31%
JPMorgan Chase & Co.	11,800	431,998	0.32%
U.S. Bancorp	11,345	253,561	0.19%
		1,112,261	0.82%
Durable Goods, Wholesale:
BorgWarner Inc. *	5,115	190,994	0.14%
Patterson Companies, Inc.	9,705	276,884	0.20%
Reliance Steel & Aluminum Co.	2,800	101,220	0.07%
		569,098	0.41%
Eating and Drinking Places:
McDonald’s Corporation	7,240	476,899	0.35%
The Cheesecake Factory Incorporated *	25,178	560,462	0.41%
		1,037,361	0.76%
Educational Services:
Devry Inc.	4,500	236,205	0.17%
ITT Educational Services, Inc. *	9,516	790,018	0.58%
		1,026,223	0.75%
Electric, Gas, and Sanitary Services:
Ameren Corporation	7,600	180,652	0.13%
CMS Energy Corporation	12,400	181,660	0.13%
Constellation Energy Group, Inc.	5,300	170,925	0.13%
Edison International	5,300	168,116	0.12%
FirstEnergy Corp.	5,300	186,719	0.14%
Integrys Energy Group, Inc.	3,965	173,429	0.13%
Mirant Corporation *	45,800	483,648	0.35%
NiSource Inc.	12,100	175,450	0.13%
NV Energy, Inc.	15,300	180,693	0.13%
Pinnacle West Capital Corporation	5,300	192,708	0.14%
Teco Energy, Inc.	11,900	179,333	0.13%
The Williams Companies, Inc.	72,650	1,328,042	0.97%
		3,601,375	2.63%
Electronic and Other Electric Equipment:
Altera Corporation	47,014	1,166,417	0.85%
Amphenol Corporation	20,790	816,631	0.60%
Analog Devices, Inc.	15,800	440,188	0.32%
Broadcom Corporation	20,782	685,183	0.50%
Cisco Systems, Inc. *	64,705	1,378,864	1.01%
Dolby Laboratories, Inc. *	7,100	445,099	0.33%
Emerson Electric Co.	16,829	735,259	0.54%
General Electric Company	15,310	220,770	0.16%
Intel Corporation	80,695	1,569,518	1.15%
Linear Technology Corporation	16,500	458,865	0.34%
Molex Incorporated	61,500	950,175	0.70%
NetApp, Inc. *	29,822	1,112,659	0.82%
Qlogic Corporation *	33,641	559,113	0.41%
Qualcomm Incorporated	61,270	2,012,107	1.47%
Texas Instruments Incorporated	45,145	1,050,976	0.77%
Varian Semiconductor Equipment Associates, Inc. *	5,515	158,060	0.12%
Whirlpool Corporation	2,500	219,550	0.16%
Xilinx, Inc.	18,800	474,888	0.35%
		14,454,322	10.60%
Engineering, Accounting, Research, Mgmt and Relation Services:
Fluor Corporation	36,900	301,032	0.22%
KBR, Inc.	14,800	1,568,250	1.15%
		1,869,282	1.37%

Fabricated Metal Products:
Ball Corporation	2,700	$142,641	0.10%
		142,641	0.10%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	7,710	370,157	0.27%
Archer-Daniels-Midland Company	5,400	139,428	0.10%
Bunge Limited **	2,600	127,894	0.09%
General Mills, Inc.	20,610	732,067	0.54%
Kraft Foods Inc.	12,170	340,760	0.25%
PepsiCo, Inc.	11,950	728,353	0.53%
Starbucks Corporation	33,252	808,024	0.59%
The Coca-Cola Company	13,702	686,744	0.50%
		3,933,427	2.87%
Furniture and Fixtures:
Johnson Controls, Inc.	40,925	1,099,655	0.81%
Leggett & Platt Incorporated	11,100	222,666	0.16%
		1,322,321	0.97%
General Merchandise:
Big Lots, Inc. *	7,205	231,208	0.17%
Costco Wholesale Corporation	12,095	663,169	0.49%
Family Dollar Stores, Inc.	6,000	226,140	0.17%
Target Corporation	12,666	622,787	0.46%
The TJX Companies, Inc.	11,710	491,235	0.36%
		2,234,539	1.65%
Health Services:
Covance Inc. *	5,040	258,653	0.19%
Laboratory Corporation of America Holdings *	13,000	979,550	0.72%
		1,238,203	0.91%
Holding and Other Investment Offices:
Berkshire Hathaway Inc. *	12,200	972,218	0.71%
Brookfield Asset Management Inc. **	64,000	1,447,680	1.06%
Simon Property Group, Inc	1,965	158,674	0.12%
Vornado Realty Trust	2,145	156,478	0.11%
		2,735,050	2.00%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	6,100	226,188	0.17%
Best Buy Company, Inc.	6,810	230,586	0.17%
Lexmark International, Inc. *	17,333	572,509	0.42%
		1,029,283	0.76%
Hotels, Other Lodging Places:
Marriott International, Inc.	10,492	314,130	0.23%
		314,130	0.23%
Industrial Machinery and Equipment:
3M Company	15,636	1,235,088	0.90%
Apple Computer, Inc. *	10,327	2,597,550	1.90%
Caterpillar Inc.	10,362	622,445	0.46%
Cummins Engine, Inc.	16,407	1,068,588	0.78%
Deere & Company	17,812	991,772	0.73%
Dover Corporation	22,000	919,380	0.67%
Eaton Corporation	14,033	918,320	0.67%
EMC Corporation *	66,779	1,222,056	0.90%
Flowserve Corporation	6,731	570,789	0.42%
Hewlett-Packard Company	34,247	1,482,210	1.09%
Ingersoll-Rand PLC **	7,660	264,193	0.19%
International Business Machines Corporation	16,377	2,022,232	1.48%
Joy Global Inc.	17,725	887,845	0.65%
National Oilwell Varco, Inc.	6,800	224,876	0.16%
Parker-Hannifin Corporation	19,828	1,099,661	0.81%
Pentair, Inc.	5,280	170,016	0.12%
Pitney Bowes, Inc.	12,600	276,696	0.20%
Rockwell Automation, Inc.	6,425	315,403	0.23%
SanDisk Corporation *	14,233	598,782	0.44%
Seagate Technology * **	35,291	460,195	0.34%
Varian Medical Systems, Inc. *	8,440	441,243	0.32%
Western Digital Corporation *	29,200	880,672	0.65%
		19,270,012	14.11%

Instruments and Related Products:
Alcon, Inc. **	1,885	$279,338	0.21%
Baxter International Inc.	41,000	1,666,240	1.22%
Danaher Corporation	7,270	269,862	0.20%
Medtronic, Inc.	17,130	621,305	0.45%
Roper Industries, Inc.	23,000	1,287,080	0.94%
Thermo Fisher Scientific Inc. *	18,325	898,841	0.66%
Waters Corporation *	7,000	452,900	0.33%
		5,475,566	4.01%
Insurance Carriers:
Ace LTD. **	9,400	483,912	0.36%
Aetna Inc.	11,800	311,284	0.23%
Assurant, Inc.	13,600	471,920	0.34%
Axis Capital Holdings Limited **	50,000	1,486,000	1.09%
CIGNA Corporation	11,000	341,660	0.25%
HCC Insurance Holdings, Inc.	30,000	742,800	0.54%
Humana Inc. *	7,300	333,391	0.24%
Leucadia National Corporation *	55,000	1,073,050	0.79%
Lincoln National Corporation	7,245	175,981	0.13%
Metlife Capital Trust, Inc.	11,100	419,136	0.31%
Prudential Financial, Inc.	11,570	620,846	0.45%
RenaissanceRe Holdings Ltd. **	29,000	1,631,830	1.20%
The Chubb Corporation	9,200	460,092	0.34%
The Travelers Companies, Inc.	9,000	443,250	0.32%
UnitedHealth Group Incorporated	30,459	865,036	0.63%
Wellpoint, Inc. *	6,700	327,831	0.24%
		10,188,019	7.46%
Leather and Leather Products:
Coach, Inc.	15,002	548,323	0.40%
		548,323	0.40%
Metal Mining:
Cliffs Natural Resources Inc.	2,600	122,616	0.09%
		122,616	0.09%
Mining, Quarry Nonmetal Minerals:
Potash Corporation of Saskatchewan Inc. **	12,000	1,034,880	0.75%
Teck Resources Limited **	3,900	115,362	0.09%
		1,150,242	0.84%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	6,605	271,466	0.20%
Mattel, Inc	29,727	629,023	0.46%
		900,489	0.66%
Miscellaneous Retail:
Dollar Tree, Inc. *	28,297	1,178,004	0.86%
Tiffany & Co.	15,177	575,360	0.42%
		1,753,364	1.28%
Motion Pictures:
The Walt Disney Company	12,185	383,828	0.28%
		383,828	0.28%
Motor Freight Transportation, Warehouse:
United Parcel Service, Inc.	10,622	604,286	0.44%
		604,286	0.44%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	31,679	1,005,808	0.74%
McKesson Corporation	12,124	814,248	0.60%
Medco Health Solutions, Inc. *	6,435	354,440	0.26%
Nike, Inc.-Class B	6,295	425,227	0.31%
		2,599,723	1.91%

Oil and Gas Extraction:
Apache Corporation	3,985	$335,497	0.25%
Cenovus Energy Inc. **	15,000	386,850	0.28%
Encana Corporation **	44,700	1,356,198	0.99%
Eni S.p.A **	6,700	244,885	0.18%
ENSCO International Incorporated **	6,700	263,176	0.20%
Helmerich & Payne, Inc.	14,288	521,798	0.38%
Nabors Industries Ltd. * **	14,200	250,204	0.18%
Noble Corporation **	53,000	1,638,230	1.20%
Occidental Petroleum Corporation	21,390	1,650,239	1.21%
Patterson-UTI Energy, Inc.	18,100	232,947	0.17%
Royal Dutch Shell PLC **	5,200	261,144	0.19%
Schlumberger N.V. (Schlumberger Limited) **	27,670	1,531,258	1.12%
Tailsman Energy Inc. **	15,900	241,362	0.18%
Total SA **	5,600	249,984	0.18%
		9,163,772	6.71%
Paper and Allied Products:
International Paper Company	5,200	117,676	0.09%
Kimberly-Clark Corporation	11,655	706,643	0.52%
		824,319	0.61%
Petroleum Refining and Related Industries:
Ashland Inc.	2,400	111,408	0.08%
BP PLC-Spons ADR **	5,900	170,392	0.13%
Chevron Corporation	3,792	257,325	0.19%
ConocoPhillips	37,000	1,816,330	1.33%
Exxon Mobil Corporation	4,600	262,522	0.19%
Marathon Oil Corporation	8,300	258,047	0.19%
Valero Energy Corporation	13,900	249,922	0.18%
		3,125,946	2.29%
Primary Metal Industries:
Allegheny Technologies Incorporated	2,785	123,069	0.09%
Corning Incorporated	55,206	891,577	0.65%
Precision Castparts Corp.	1,595	164,157	0.12%
		1,178,803	0.86%
Railroad Transportation:
CSX Corporation	5,585	277,184	0.20%
Norfolk Southern Corporation	11,562	613,364	0.45%
		890,548	0.65%
Real Estate:
Pico Holdings, Inc. *	29,400	881,118	0.65%
		881,118	0.65%
Rubber & Miscellaneous Plastic Products:
Metabolix, Inc. *	68,200	975,942	0.71%
		975,942	0.71%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	11,500	415,495	0.30%
Blackrock, Inc.	765	109,701	0.08%
Franklin Resources, Inc.	4,700	405,093	0.30%
T. Rowe Price Group, Inc.	17,890	794,137	0.58%
The Charles Schwab Corporation	28,500	404,130	0.30%
The Goldman Sachs Group, Inc.	7,385	969,429	0.71%
		3,097,985	2.27%
Transportation Equipment:
Autoliv, Inc.	10,480	501,468	0.37%
Ford Motor Company *	22,200	223,776	0.16%
Harsco Corporation	5,700	133,950	0.10%
Honeywell International Inc.	6,730	262,672	0.19%
Lockheed Martin Corporation	8,612	641,594	0.47%
The Boeing Company	4,800	301,200	0.22%
		2,064,660	1.51%
Total common stocks (cost $136,702,602)		132,465,139	97.03%

Short-Term Investments:
AIM Money market funds (.200750% at June 30, 2010)	3,744,354	$3,744,354	2.74%
Total short-term investments (cost $3,744,354)		3,744,354	2.74%
Total investments (cost $140,446,956)		136,209,493	99.77%
Other assets and liabilities, net		309,023	0.23%
Total net assets		$136,518,516	100.00%

* Presently not producing dividend income
** Foreign Investments (11.76% of net assets)

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

(1)	Summary of Significant Accounting Policies

	(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors.  Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

As of June 30, 2010, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $98,109,526 and $100,771,456 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2010 for financial reporting purposes was $6,781,036 and $11,018,499 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $132,338,352, $19,306,952 and $4,104,117, respectively, at December 31, 2009.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value.  These levels are as follows:

Level 1 – quoted prices in active markets for identical securities.  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2010.  See Schedule of Portfolio Investments for industry categorization.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

Level 1 - Quoted Prices	$ 136,209,493
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$ 136,209,493

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.  The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

During 2008, the Fund generated net capital loss for tax purposes of $21,832,914.  Of these net capital losses, $8,431,357 were incurred after October 31,2008, and for tax purposes, the Fund elected to defer their realization until its 2009 tax year.  During 2009, the Fund generated net capital losses for tax purposes of $12,916,026.  Of these net capital losses generated in 2009, $1,327,637 were incurred after October 31, 2009 and for tax purposes, the Fund plans to elect for deferral of their utilization until its 2010 tax year.  The net capital loss carryover to 2010 of $34,748,940 (including deferral of post October 31, 2009 losses) will expire if not utilized by December 31, 2016 ($13,401,557), by December 31, 2017 ($20,019,746) and by December 31, 2018 ($1,327,637 for the post October 31, 2009 losses).   The Fund’s board of directors will not distribute a realized capital gain dividend in 2010 since the fund did not realize capital gains in 2009.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2010 for undistributed net investment income, accumulated net realized gain, or unrealized appreciation on investments.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Boards, ASC 740, Income Taxes.  The Fund has no unrecognized tax positions as of December 31, 2009.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

As of December 31, 2009, the fund has no accrued interest and penalties related to unrecognized tax positions.  The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2006 through 2009 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(e)	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid annually.  Distributions of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2009 since the Fund did not generate capital gains in 2008.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four sub-advisors who receive fees based on a percentage of the Fund’s daily net assets.  The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

(3)	Distributions to Shareholders

On November 13, 2009, a distribution of $0.13 per share was declared from ordinary income, which amounts to $2,200,000.  There were no capital gains declared for 2009. On November 14, 2008, a distribution of $0.16 per share was declared from ordinary income, which amounted to $2,600,000.  On November 14, 2008, a distribution of $0.27 per share was declared from capital gains, which amounts to $4,300,000.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

Distribution to Shareholders:	2009	2008
Dividends paid from:
Ordinary income	$2,200,000	2,600,000
Long-term capital gain	—	4,300,000
	2,200,000	6,900,000
Return of capital	—	—
Total distributions to shareholders	$2,200,000	6,900,000

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,792,001
Undistributed long-term loss	(34,748,940)
Unrealized depreciation	15,202,835
Distributable earnings	$(17,754,104)

(4)	Changes From Capital Stock Transactions

As of period ended June 30, 2010 and year ended December 31, 2009, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2010

	Shares		Amount
	2010	2009	2010	2009
Shares sold	174,583	407,549	$1,563,731	2,966,829
Shares issued in reinvestment of
dividends and distributions	—	259,159	—	2,200,000
	174,583	666,708	1,563,731	5,166,829
Shares redeemed	(437,129)	(607,691)	(3,841,296)	(4,513,901)
Increase (decrease) in net assets derived
from capital stock transactions	(262,546)	59,017	$(2,277,565)	652,928

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2010	Ending Account Value Value June 30, 2010	Expenses Paid During Period* Jan. 1 – June 30, 2010
Actual	$1,000.00	$1,028.40	$2.52
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.51

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2010.

Apparel and Accessory Stores	2.34%
Auto Dealers, Gas Stations	1.05%
Building Construction-General Contractors, Operation Build	0.33%
Business Services	4.86%
Chemicals and Allied Products	12.93%
Communications	0.95%
Depository Institutions	0.82%
Durable Goods, Wholesale	0.41%
Eating and Drinking Places	0.76%
Educational Services	0.75%
Electric, Gas, and Sanitary Services	2.63%
Electronic and Other Electric Equipment:	10.60%
Engineering, Accounting, Research, Mgmt and Relation Services	1.37%
Fabricated Metal Products:	0.10%
Food and Kindred Products	2.87%
Furniture and Fixtures	0.97%
General Merchandise	1.65%
Health Services	0.91%
Holding and Other Investment Offices	2.00%
Home Furniture and Equipment	0.76%
Hotels, Other Lodging Places	0.23%
Industrial Machinery and Equipment	14.11%
Instruments and Related Products	4.01%
Insurance Carriers	7.46%
Leather and Leather Products	0.40%
Metal Mining	0.09%
Mining, Quarry Nonmetal Minerals	0.84%
Miscellaneous Manufacturing Industries	0.66%
Miscellaneous Retail	1.28%
Motion Pictures	0.28%
Motor Freight Transportation, Warehouse	0.44%
Nondurable Goods-Wholesale	1.91%
Oil and Gas Extraction	6.71%
Paper and Allied Products	0.61%
Petroleum Refining and Related Industries	2.29%
Primary Metal Industries	0.86%
Railroad Transportation	0.65%
Real Estate	0.65%
Rubber & Miscellaneous Plastic Products	0.71%
Security and Commodity Brokers	2.27%
Transportation Equipment	1.51%
Short-Term Investments	2.74%
Other assets and liabilities, net	0.23%
Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

SPECIAL SHAREHOLDER MEETING VOTING RESULTS

A Special Meeting of Shareholders of the Fund was held on April 20, 2010 to approve (1) a new sub-advisory agreement with Beck, Mack & Oliver LLC (“BMO”) and (2) a “manager of managers” structure for the Fund pursuant to which the Fund’s advisor, under certain circumstances and with Board approval, could enter into sub-advisory agreements with unaffiliated sub-advisors and make material amendments to the Fund’s sub-advisory agreements, each without obtaining shareholder approval. The voting results were as follows:

(1)	New Sub-Advisory Agreement		(2)	Manager of Managers Structure

	Votes for:	6,730,966.912 (85.11%)		Votes for:	755,306.361 (77.16%)
	Votes against:	578,905.860 (7.32%)		Votes against:	146,266.433 (14.94%)
	Votes abstained:	598,677.236 (7.57%)		Votes abstained:	77,309.651 (7.90%)

APPROVAL OF SUB-ADVISORY AGREEMENT

The Fund’s Board of Directors approved BMO to serve as a sub-advisor to the Fund pursuant to an Investment Sub-Advisory Agreement effective April 30, 2010 (the “BMO Sub-Advisory Agreement”).  In approving the BMO Sub-Advisory Agreement, the Fund’s Board of Directors considered (1) the nature, extent and quality of services to be provided by BMO, (2) the investment performance of the Fund and BMO, (3) the fees payable to BMO and any fees received by affiliates of BMO as a result of BMO’s relationships with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect any economies of scale for the benefit of the Fund’s investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendations of its investment advisor, AFA and its investment consultant, ASC, which recommendations were based, in part, on AFA’s and ASC’s review of comparative data regarding performance, services rendered and amounts payable under other sub-advisory agreements.  The Board concluded that the BMO Sub-Advisory Agreement should be approved because the services provided by BMO generally are equal to or in excess of those provided by other sub-advisors, while the fees paid by AFA pursuant to the BMO Sub-Advisory Agreement generally are lower than the fees paid to other sub-advisors.

The Board also considered whether any other benefits are derived or are to be derived by BMO from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or BMO in return for allocating Fund brokerage, and the Board concluded that the BMO Sub-Advisory Agreement should be approved because BMO is not deriving improper or excessive benefits as a result of its relationship with the Fund.

Nature, Extent and Quality of Services Provided by BMO

The Board considered the services that BMO would provide to the Fund pursuant to the BMO Sub-Advisory Agreement, which include making decisions regarding acquisition, holding, or disposition of portfolio securities on behalf of the Fund; providing the Fund’s custodian and investment adviser prompt written notification of the purchase, sale, or exchange of portfolio securities; exercising voting rights on behalf of the Fund regarding the portfolio securities; providing certifications of compliance with securities laws; selecting brokers or dealers to execute purchase and sale transactions for the Fund and using its best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund; and providing instructions to the Fund’s custodian regarding consummation of transactions in portfolio securities held by the Fund.

Based on its evaluation of the services that BMO would provide, the Board concluded that the nature and scope of BMO’s services are reasonable and satisfactory.  Further, the Board concluded that BMO has adequate personnel and systems in place, as well as other resources, to assure the Board that BMO will furnish high quality services to the Fund.

BMO’s Investment Performance

The Board concluded that BMO’s investment performance supports a decision to approve the BMO Sub-Advisory Agreement because BMO’s long-term results have been very good when compared with its appropriate style index.  Furthermore, BMO’s investment processes and personnel were consistent during the performance period presented to the Board.

Sub-Advisory Fees

The fees payable to BMO pursuant to the BMO Sub-Advisory Agreement are equal (on an annual basis) to 0.45% of the first $25 million of the Fund’s assets managed by BMO and 0.40% of the value of the Fund’s assets in excess of $25 million managed by BMO.  Based on its evaluation of the fees payable pursuant to the BMO Sub-Advisory Agreement and the services to be provided by BMO, the Board concluded that the fees payable to BMO are reasonable.

Economies of Scale

The Fund will not recognize economies of scale as the Fund’s assets under BMO’s management increase because the Fund’s investment adviser will pay the fees on behalf of the Fund.  The Fund’s fee to its investment adviser does not reflect the fees that the Fund’s investment adviser pays the Fund’s sub-advisers.  In its evaluation, the Board considered this inability to recognize economies of scales but concluded that the fees are reasonable and satisfactory as they currently exist.

Fee Levels and Economies of Scale

Fee levels charged to the Fund’s investors do not reflect economies of scale.  Fee levels also do not reflect the fees that the Fund pays to its investment adviser or the fees that the Fund’s investment adviser pays to the Fund’s sub-advisers.  The Board considered this fact in its evaluation of BMO.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services that help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income, as well as capital gain contributions, are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity-trained, salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.	JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvestTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG, LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Advance Food Company, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
President
Cameron Equestrian Centers, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Former Chairman and Chief Executive Officer (Retired)
Simmons Company
THEODORE M. ELAM
Attorney
McAfee and Taft
DAVID R. LOPEZ
President
American Fidelity Foundation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.

For More Information

To obtain information:

By telephone:
Call 1.800.662.1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106
1.800.662.1106

GVA-277 Information Published 8/2010

Item 2:	Code of Ethics

Not applicable to Semi-Annual Report.

Item 3:	Audit Committee Financial Expert

Not applicable to Semi-Annual Report.

Item 4:	Principal Accountant Fees and Services

Not Applicable to Semi-Annual Report.

Item 5:	Audit Committee of Listed Registrants

Not Applicable to Registrant.

Item 6:	Schedule of Investments

Not Applicable. See Schedule of Portfolio Investments included in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable to Registrant.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors.  Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications.  Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention:  Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.  The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications:  experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity.  In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers.  However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request.  Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:	Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits

(a)(1)       Not applicable to Semi-Annual Report.

(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable to Registrant.

(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By: /s/ David R. Carpenter
Name: David R. Carpenter
Title: President and Principal Executive Officer

Date: August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Carpenter
Name: David R. Carpenter
Title: President and Principal Executive Officer

Date: August 2, 2010

/s/ Robert D. Brearton
Name: Robert D. Brearton
Title: Executive Vice President and Principal Financial Officer

Date: August 2, 2010

Exhibit (a)(2)
OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 2, 2010	By: /s/ David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.      I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 2, 2010	By: /s/ Robert D. Brearton
Name: Robert D. Brearton
Title: Executive Vice President & Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report
Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2009, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.           The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.           The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated: August 2, 2010	/s/ David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

/s/ Robert D. Brearton
Name: Robert D. Brearton
Title: Executive Vice President & Principal Financial Officer